Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023

Building	$1,118,469	$1,135,160
Equipment	1,474,577	2,103,979
Office equipment, fixtures and furniture	52,400	65,765
Automobiles	486,950	851,121
Subtotal	3,132,396	4,156,025
Less: accumulated depreciation	(1,841,074)	(2,460,677)
Property and equipment, net	$1,291,322	$1,695,348

Depreciation expense for the years ended December 31, 2024, 2023, and 2022 amounted to $263,109, $331,336, and $383,827, respectively.